Financial instruments and risk management - Financial instruments (Details) - CAD CAD in Thousands		Dec. 31, 2015	Dec. 31, 2014
Credit facilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding balance, long-term debt		CAD 28,600	CAD 5,500
Fair Value, Inputs, Level 2 | Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	[1]	62,443	64,055
Fair Value, Inputs, Level 2 | Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	[1]	57,976	58,951
Fair Value, Inputs, Level 1 | Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Series 1 Debentures	[2]	19,927	58,733
Fair Value, Inputs, Level 1 | Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Series 1 Debentures	[2]	CAD 19,927	CAD 58,733

[1]	The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.
[2]	The fair value of the Series 1 Debentures is based upon the